Other reserves	12 Months Ended
Dec. 31, 2025
Other reserves.
Other reserves

29. Other reserves

						FVOCI	FVOCI
			Share-based	Currency		related to	related to
			compensation	translation	Statutory	equity	preferred
		Capital	reserve	differences	reserve	investments	shares
	Note	reserves	(a)	（b）	(c)	(d)	(e)	Others	Total
		RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2023		(28,023)	10,883,064	5,858,892	69,328	1,571,234	443,925	178,256	18,976,676
Share of other comprehensive loss of an equity method investee		—	—	—	—	—	—	(4,454)	(4,454)
Fair value changes of equity instruments at FVOCI		—	—	—	—	280,911	—	—	280,911
Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk	33	—	—	—	—	—	(1,187,881)	—	(1,187,881)
Foreign currency translation adjustments		—	—	452,806	—	—	—	—	452,806
Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries		—	—	10,366	—	—	—	—	10,366
Transfer of gain on disposal of equity instruments at FVOCI to accumulated deficit, net of tax		—	—	—	—	(804,333)	—	—	(804,333)
Share-based compensation	30	—	2,589,593	—	—	—	—	—	2,589,593
Exercise of share options and vesting of restricted shares and RSUs, net		—	(1,940,946)	—	—	—	—	—	(1,940,946)
Appropriation to statutory reserves		—	—	—	30,777	—	—	—	30,777
Transactions with non-controlling interests		(15,624)	—	—	—	—	—	—	(15,624)
Balance as of December 31, 2023		(43,647)	11,531,711	6,322,064	100,105	1,047,812	(743,956)	173,802	18,387,891

						FVOCI	FVOCI
			Share-based	Currency		related to	related to
			compensation	translation	Statutory	equity	preferred
		Capital	reserve	differences	reserve	investments	shares
	Note	reserves	(a)	(b)	(c)	(d)	(e)	Others	Total
		RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2024		(43,647)	11,531,711	6,322,064	100,105	1,047,812	(743,956)	173,802	18,387,891
Share of other comprehensive loss of an equity method investee		—	—	—	—	—	—	(3,434)	(3,434)
Fair value changes of equity instruments at FVOCI		—	—	—	—	481,319	—	—	481,319
Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk	33	—	—	—	—	—	365,216	—	365,216
Foreign currency translation adjustments		—	—	150,345	—	—	—	—	150,345
Transfer of gain on disposal of equity instruments at FVOCI to accumulated deficit, net of tax		—	—	—	—	(1,800,823)	—	—	(1,800,823)
Transfer of accumulated fair value changes of repurchased preferred shares issued by subsidiaries attributable to changes in the credit risk		—	—	—	—	—	443,263	—	443,263
Share-based compensation	30	—	2,252,738	—	—	—	—	—	2,252,738
Exercise of share options and vesting of restricted shares and RSUs, net		—	(1,748,136)	—	—	—	—	—	(1,748,136)
Appropriation to statutory reserves		—	—	—	47,147	—	—	—	47,147
Balance as of December 31, 2024		(43,647)	12,036,313	6,472,409	147,252	(271,692)	64,523	170,368	18,575,526

						FVOCI	FVOCI	FVOCI
			Share-based	Currency		related to	related to	related to
			compensation	translation	Statutory	equity	preferred	debt
		Capital	reserve	differences	reserve	investments	shares	instruments
	Note	reserves	(a)	(b)	(c)	(d)	(e)	(f)	Others	Total
		RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2025		(43,647)	12,036,313	6,472,409	147,252	(271,692)	64,523	—	170,368	18,575,526
Fair value changes of equity instruments at FVOCI		—	—	—	—	1,857,400	—	—	—	1,857,400
Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk	33	—	—	—	—	—	539,128	—	—	539,128
Fair value changes of debt instruments at FVOCI		—	—	—	—	—	—	(132,577)	—	(132,577)
Net provisions for impairment losses on debt instruments at FVOCI		—	—	—	—	—	—	619,237	—	619,237
Foreign currency translation adjustments		—	—	(756,710)	—	—	—	—	—	(756,710)
Transfer of gain on disposal of equity instruments at FVOCI to accumulated deficit, net of tax		—	—	—	—	(956,937)	—	—	—	(956,937)
Share-based compensation	30	—	1,963,506	—	—	—	—	—	—	1,963,506
Exercise of share options and vesting of restricted shares and RSUs, net		—	(1,018,986)	—	—	—	—	—	—	(1,018,986)
Appropriation to statutory reserves		—	—	—	292,436	—	—	—	—	292,436
Balance as of December 31, 2025		(43,647)	12,980,833	5,715,699	439,688	628,771	603,651	486,660	170,368	20,982,023
(a)	Share-based compensation reserve mainly arises from 2017 Plan and 2021 Plan adopted by the Group (Note 30(a)).
(b)

Foreign currency translation reserve represents the difference arising from the translation of the financial statements of companies within the Group that have a functional currency different from the presentation currency of RMB for the financial statements of the Group.

29. Other reserves (Continued)

(c)

In accordance with the relevant regulations and their articles of association, subsidiaries of the Group incorporated in the PRC are required to allocate at least 10% of their after-tax profit determined based on the PRC accounting standards and regulations to the general reserve until the reserve has reached 50% of the relevant subsidiary’s registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the respective company. These reserves can only be used for specific purposes and are not transferable to the Group in the form of loans, advances or cash dividends. For the years ended December 31 2023, 2024 and 2025, appropriations to the general reserve amounted to RMB30,777, RMB47,147 and RMB292,436, respectively. No appropriations to the enterprise expansion fund or staff welfare and bonus fund have been made by the Group.

(d)

Gains and losses on certain equity investments, including changes in fair value, are recognized in other comprehensive income. These changes are accumulated within FVOCI reserve in equity. When the relevant equity investments are derecognized, amounts from this reserve are transferred to accumulated deficit for equity.

(e)

The changes of fair value attributable to changes in the credit risk of the preferred shares issued by subsidiaries are recognized in other comprehensive income and are not subsequently reclassified to profit or loss; instead, they are transferred to accumulated deficit when realized.

(f)

Gains and losses on certain debt instruments, including changes in fair value and net provisions for impairment losses, are recognized in other comprehensive income. These changes are accumulated wthin FVOCI reserve in equity. When the relevant debt instruments are derecognized, the cumulative gains or losses previously recognized in OCI are reclassified from equity to profit or loss.